Investment Income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Interest income from financial assets at amortised cost (a)	R 1,268	R 1,228	R 690
Dividend income	15	16	15
Net gain on financial instruments (b)	156	260	104
Investment income	R 1,439	R 1,504	R 809